Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	2021	2020
Cash and banks	276,761	113,017
Term deposits	467,056	973,146
	743,817	1,086,163

Schedule of changes in operating assets and liabilities

Schedule of changes in operating assets and liabilities

	2021	2020	2019
Decrease (increase) in assets
Trade accounts receivables	(9,375)	(68,896)	(8,634)
Inventory	(102,068)	8,883	(35,425)
Derivative financial instruments	(14,936)	(7,809)	(4,649)
Other assets	(47,312)	30,557	(45,872)

Increase (decrease) in liabilities
Trade payables	44,880	21,589	18,823
Confirming payables	87,565	62,525	12,278
Other liabilities	2,759	58,481	12,856
	(38,487)	105,330	(50,623)